Consolidated Statement of Financial Position $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Non-current assets
Property, plant and equipment	€ 223,678	€ 193,474
Right of use assets	231,893	432,965
Deferred tax assets	387,529	259,803
Current assets
Current tax receivable	615,538	0
Receivables	423,486	382,468
Other current assets	5,580,704	4,626,844
Cash and cash equivalents	391,231,637	161,837,429
Total assets	398,694,465	167,732,983
Equity
Share capital	6,274,833	4,057,976
Share premium	615,811,986	289,177,197
Other reserves	27,894,796	20,169,459
Currency translation reserve	(14,584)	43,290
Accumulated loss	(265,918,628)	(164,188,892)
Total equity	384,048,403	149,259,030
Long term liabilities
Non-current lease liability	43,564	249,418
Current liabilities
Trade and other payables (Tax and social security liabilities)	2,909,725	6,685,080
Accrued liabilities (Personnel related accruals)	11,067,510	10,890,749
Current lease liability	195,341	187,404
Current tax payable	429,922	461,302
Total liabilities	14,646,062	18,473,953
Total equity and liabilities	€ 398,694,465	€ 167,732,983